RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
3.	RELATED PARTY TRANSACTIONS

Nordic American Tankers Limited:

Nordic American Tankers (“NAT”) participated in the offering in March 2017 by buying 800,000 shares of NAO. NAT announced that its shareholders are expected to receive NAO shares as a part dividend payment from NAT during August 2017. As of December 31, 2018 and 2017, NAT holds 13.55% and 16.12% of the outstanding NAO shares, respectively. NAT has no other direct business transactions with NAO, other than described below.

In December 2013, NAO entered into a management agreement with Scandic American Shipping Ltd, or “Scandic”, a wholly owned subsidiary of NAT, for the provision of administrative services in accordance with its objectives and policies as established and directed by its Board of Directors.

For services under the management agreement, the Company paid $100,000 for 2018, $100,000 for 2017, and $100,000 for 2016 and all directly attributable costs related to the Company are reimbursed. For the years ended December 31, 2018, 2017 and 2016, an aggregate of $2.2 million, $2.3 million and $2.2 million, respectively, for such directly attributable costs were incurred which were included in General and Administrative Costs.

On May 1, 2019, the Company tendered notice to NAT that it shall terminate the management agreement with NAT upon the expiration of 180 days from the date of such notice, or October 28, 2019.

Our former Executive Chairman and High Seas AS, an entity related to our former Executive Chairman, acquired 150,000 shares and 598,101 shares during 2018 and 2017, respectively. From the shares purchased during 2017, 160,000 were acquired in the underwritten public follow-on offering completed during March 2017.  All shares owned by High Seas AS and our former Executive Chairman were acquired in the open market at the trading price, or in offerings at the same price as the other investors. High Seas AS does not hold any position in which it provides services to NAO.